Principal Charges Account (Schedule Of Principal Charges) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Principal Charges Account [Abstract]
Attorneys' fees and expenses	$ 1,024,834	$ 1,024,834
Costs of surface lands	6,606,815	6,606,815
Cumulative shipment credits	(2,388,760)	(2,297,652)
Cumulative asset disposition credits	(372,124)	(372,124)
Principal Charges account balance	$ 4,870,765	$ 4,961,873